UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1. Name and address of issuer:

         Merrill Lynch Principal Protected Trust
         (Merrill Lynch  Basic Value Principal Protected Fund)
         800 Scudders Mill Road
         Plainsboro, NJ  08536

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2. The name of each series or class of securities for which this Form is filed:

    (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Merrill Lynch Basic Value Principal Protected Fund series of Merrill Lynch Principal Protected Trust. This Form is being filed for all classes of shares of the Merrill Lynch Basic Value Principal Protected Fund.
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3. Investment Company Act File Number: 811-21162

    Securities Act File Number:        333-92404

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4(a). Last day of fiscal year for which this Form is filed:
                                                              June 30, 2003

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
           (See Instruction A.2)

           Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5. Calculation of registration fee:

(i)     Aggregate sale price of securities sold during
        the fiscal year pursuant to section 24(f):                $339,036,034


(ii)    Aggregate price of securities redeemed or
        repurchased during the fiscal year:                        $21,515,204


(iii)   Aggregate price of securities redeemed or
        repurchased during any prior fiscal year
        ending no earlier than October 11, 1995 that
        were not previously used to reduce registration
        fees payable to the Commission:                                     $0


(iv)    Total available redemption credits
        [add Items 5(ii) and 5(iii)]:                              $21,515,204


(v)     Net sales - if Item 5(i)is greater than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:                     $317,520,830


(vi)    Redemption credits available for use in future years
        - if Item 5(i) is less than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                             $0


(vii)   Multiplier for determining registration fee
        See Instruction C.9):                                      x .00008090


(viii)  Registration fee due [multiply Item 5(v) by
        Item 5(vii)] (enter "0" if no fee is due):                = $25,687.44


6.  Prepaid Shares

        If the response to Item 5(i) was determined by
        deducting an amount of securities that were registered
        under the Securities Act of 1933 pursuant to rule 24e-2
        as in effect before October 11, 1997, then report the
        amount of securities (number of shares or other units)
        deducted here:                                                       0

    If there is a number of shares or other units that were
    registered pursuant to rule 24e-2 remaining unsold at
    the end of the fiscal year for which this form is filed
    that are  available for use by the issuer in future
    fiscal years, then state that number here:                               0

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7.      Interest due - if this Form is being filed more than
        90 days after the end of the issuer's fiscal year
        (see Instruction D):                                              + $0

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8.      Total of the amount of the registration fee due plus
        any interest due [line 5(viii) plus line 7]:              = $25,687.44

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9.      Date the registration fee and any interest payment
        was sent to the Commission's lockbox depository:

         Method of Delivery:

              [ X ] Wire Transfer                    9/19/03

              [   ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ Donald C. Burke
                                       ---------------------------------
                                       Donald C. Burke
                                       Vice President and Treasurer

Date:  9/19/03

* Please print the name and title of the signing officer below the signature.